EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic:
Net income available to stockholders	$ 185,836	$ 131,175	$ 165,712
Diluted:
Interest paid on convertible bonds	4,688	4,180	0
Net income available to stockholders, diluted	$ 190,524	$ 135,355	$ 165,712
Basic earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Diluted earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Effect of dilutive share options	168	286	227
Effect of dilutive convertible debt	5,106	4,216	0
Weighted average number of diluted common shares outstanding	85,868	83,627	79,283